Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Weighted Average Assumptions of RPSU Plan Units Under Equity Method
The fair value of the RPSU plan units under the equity method used the following weighted average assumptions:

	Year ended December 31
	2019	2018
Average fair value of units granted (per unit)	$2.77	$8.61
Expected life of units (years)	3.0	3.0
Expected forfeiture rate	1.0%	5.8%

Summary of Stock Option Activity and Related Information

	Year ended December 31
	2019		2018
Options	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	287,996	$25.34	523,225	$32.20
Exercised	—	—	(22,139)	8.40
Forfeited	(198,818)	32.04	(213,090)	43.89

Outstanding, end of year	89,178	$10.41	287,996	$25.34

Exercisable, end of year	77,066	$10.67	207,257	$31.29

Summary of Options Outstanding and Exercisable
	Options Outstanding			Options Exercisable
Range of Grant Prices	Number Outstanding	Weighted Average Exercise Price	Weighted Remaining Contractual Life (years)	Number Exercisable	Weighted Average Exercise Price
$8.00 - $12.99	83,621	$10.11	0.7	72,323	$10.37
$13.00 - $14.99	3,257	13.02	1.8	2,443	13.02
$15.00 - $17.99	2,300	17.64	0.5	2,300	17.64

	89,178	$10.41	0.8	77,066	$10.67

Summary of Share-Based Compensation	Share-based compensation consisted of the following:

	Year ended December 31
	2019	2018
PSU plan	$—	$(1)
RPSU plan – equity method	5	7

Share-based compensation	$5	$6

Restricted share unit plan [member]
Statement [LineItems]
Summary of Restricted and Performance Share Unit plan ("RPSU plan")

RPSU plan	Year ended December 31
(number of shares equivalent)	2019	2018
Outstanding, beginning of year	1,235,202	1,199,625
Granted	971,916	915,173
Vested	(574,706)	(514,591)
Forfeited	(532,134)	(365,005)

Outstanding, end of year	1,100,278	1,235,202

Outstanding units – liability method	—	4,119
Outstanding units – equity method	1,100,278	1,231,083
Total	1,100,278	1,235,202

PSU Plan [member] | Options granted prior to June 2017 [member]
Statement [LineItems]
Summary of Restricted and Performance Share Unit plan ("RPSU plan")

	Year ended December 31
PSU awards (number of shares equivalent)	2019	2018
Outstanding, beginning of year	118,686	219,857
Vested	(89,386)	(60,600)
Forfeited	(29,300)	(40,571)

Outstanding, end of year	—	118,686

PSU Plan [member] | Options granted from June 2017 [member]
Statement [LineItems]
Summary of Restricted and Performance Share Unit plan ("RPSU plan")

	Year ended December 31
PSU awards (number of shares equivalent)	2019	2018
Outstanding, beginning of year	163,129	—
Granted	144,211	163,129
Vested	(22,929)	—
Forfeited	(191,987)	—

Outstanding, end of year	92,424	163,129